Schedule of Basic and Diluted Net Loss Per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Common Stock [Member]
Basic and diluted net income (loss) per share of common stock
Allocation of net income (loss), as adjusted	$ 36,619		$ (222,221)
Basic weighted average shares outstanding	8,948,206		10,217,054			3,434,247
Diluted weighted average shares outstanding	8,948,206		10,217,054			3,434,247
Basic net income (loss) per share of common stock	$ 0.00		$ (0.02)			$ 0.09
Diluted net income (loss) per share of common stock	$ 0.00		$ (0.02)			$ 0.09
Non-Redeemable Common Stock [Member]
Basic and diluted net income (loss) per share of common stock
Allocation of net income (loss), as adjusted	$ 12,819	$ (63,679)	$ (68,132)	$ (64,347)	$ (490)	$ 266,913
Basic weighted average shares outstanding	3,132,500	2,500,000	3,132,500	2,500,000	2,500,000	2,951,897
Diluted weighted average shares outstanding	3,132,500	2,500,000	3,132,500	2,500,000	2,500,000	2,951,897
Basic net income (loss) per share of common stock	$ 0.00	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.00)	$ 0.09
Diluted net income (loss) per share of common stock	$ 0.00	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.00)	$ 0.09